3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John M. Ford

direct dial:  215.981.4009

fordjm@pepperlaw.com

April 4, 2013

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             TOUCHSTONE FUNDS GROUP TRUST

1933 Act File No. 333-186970

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust (the “Trust”), enclosed for filing is Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (the “Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), which was previously filed on February 28, 2013 to register shares of beneficial interest (the “Shares”) of the Touchstone Ultra Short Duration Fixed Income Fund (the “Acquiring Fund”), a series of the Trust.  It is anticipated that the Shares would be issued to shareholders of the Touchstone Short Duration Fixed Income Fund, a series of the Trust (the “Acquired Fund”) in connection with the proposed reorganization of the Acquired Fund into the Acquiring Fund, pursuant to an Agreement and Plan of Reorganization.  The Amendment is being filed primarily to  (i) include within the body of the prospectus-proxy statement and statement of additional information certain changes responsive to oral comments provided by the Staff of the Securities and Exchange Commission on March 28, 2013; (ii) file certain exhibits to the Registration Statement; and (iii) reflect certain non-material changes.

Accompanying this letter and the Amendment is a written request for acceleration pursuant to Rule 461 under the 1933 Act by the Trust and Touchstone Securities, Inc., the Trust’s principal underwriter, requesting that the Commission declare the Amendment effective at 8:00 a.m. on Thursday, April 4, 2013.  Since the Trust and its principal underwriter are making an acceleration request pursuant to Rule 461 of the 1933 Act, the Trust has agreed to and disclosed the undertaking required by Rule 484 of the 1933 Act.

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If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4009) or Catherine A. DiValentino, Esq. of this office (telephone number: 215.981.4298).

Very truly yours,

/s/ John M. Ford

John M. Ford

cc:	Mr. Bo Howell Catherine A. DiValentino, Esq.